Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of fair value measurement of assets [Abstract]
Disclosure of significant observable inputs used in fair value measurement [Table Text Block]
			December 31, 2024
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining companies
Precious metals	-	-	6,534	6,534
Other minerals	11	-	3	14
Financial assets at fair value through other comprehensive (loss) income (i)
Equity securities
Publicly traded mining companies
Precious metals	1,822	-	138	1,960
Other minerals (ii)	53,353	-	-	53,353
	55,186	-	6,675	61,861

			December 31, 2023
	Level 1	Level 2	Level 3	Total
	$	$	$	$
Recurring measurements

Financial assets at fair value through profit or loss (i)
Warrants on equity securities and convertible debentures and notes
Publicly traded mining companies
Precious metals	-	-	6,706	6,706
Other minerals	33	-	27	60
Financial assets at fair value through other comprehensive (loss) income (i)
Equity securities
Publicly traded mining companies
Precious metals	2,688	-	150	2,838
Other minerals (ii)	60,731	-	-	60,731
	63,452	-	6,883	70,335

(i) On the basis of its analysis of the nature, characteristics and risks of equity securities, the Company has determined that presenting them by industry and type of investment is appropriate.

(ii) Equity securities classified under other minerals are mostly related to copper.

Disclosure of detailed information about changes in fair value of level 3 investments [Table Text Block]
	2024	2023
	$	$

Balance - January 1	6,883	19,862
Transfer of common shares from level 3 to level 1	-	(2,266)
Disposals	-	(3,698)
Change in fair value - warrants expired (i)	4	(417)
Change in fair value - investments held at the end of the period (i)	339	(6,991)
Foreign exchange revaluation impact	(551)	393
Balance - December 31	6,675	6,883

(i) Recognized in the consolidated statements of income (loss) under other losses, net.